Exhibit 1. Consolidated subsidiaries, associates and joint ventures (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity	$ 48,215,699	$ 43,560,501	$ 43,100,963	$ 48,534,228
Profit (loss) of the year	7,969,394	3,247,480	(6,288,979)
Total assets	117,847,412	118,958,977
Total liabilities	$ 69,631,713	$ 75,398,476
Equion Energy Limited [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Ownership interest Ecopetrol, joint venture	51.00%	51.00%
Equity	$ 1,336,811	$ 1,530,858
Profit (loss) of the year	253,708	279,515	14,820
Total assets	1,865,776	2,118,588
Total liabilities	$ 528,965	$ 587,730
Equion Energy Limited [Member] | Joint ventures [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. Dollar
Ownership interest Ecopetrol, joint venture	51.00%
Activity, joint venture	Exploration, exploitation and production of hydrocarbons
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Equity	$ 1,336,811
Profit (loss) of the year	253,709
Total assets	1,865,776
Total liabilities	$ 528,965
Ecodiesel colombia S.A [Member] | Joint ventures [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Production, marketing and distribution of biofuels and oleo chemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Equity	$ 76,766
Profit (loss) of the year	13,236
Total assets	128,420
Total liabilities	$ 51,654
Offshore international group [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Ownership interest Ecopetrol, joint venture	50.00%	50.00%
Equity	$ 1,007,754	$ 1,192,980
Profit (loss) of the year	(178,280)	(248,037)	$ (237,564)
Total assets	1,858,013	2,011,647
Total liabilities	$ 850,259	$ 818,667
Offshore international group [Member] | Joint ventures [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. Dollar
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Exploration, development, production and processing of hydrocarbons
Country/Domicile, joint venture	United States
Geographic area of operations, joint venture	Peru
Equity	$ 1,007,754
Profit (loss) of the year	(178,280)
Total assets	1,858,013
Total liabilities	$ 850,259
Invercolsa S.A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Ownership interest Ecopetrol, associate	43.35%
Invercolsa S.A [Member] | Associates [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol, associate	43.00%
Activity, associate	Holding with investments in transport and distribution of natural gas and LPG
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 516,640
Profit (loss) of the year	84,628
Total assets	560,368
Total liabilities	$ 43,728
Serviport S.A [Member] | Associates [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol, associate	49.00%
Activity, associate	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 20,212
Profit (loss) of the year	2,031
Total assets	70,966
Total liabilities	$ 50,754
Sociedad Portuaria Olefinas y Derivados S.A. [Member] | Associates [member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol, associate	50.00%
Activity, associate	Construction, use, maintenance and administration of port facilities, ports, private docks.
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 2,847
Profit (loss) of the year	178
Total assets	3,189
Total liabilities	$ 342